Borrowings - Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 03, 2017	Jul. 03, 2017	Jan. 31, 2018	Dec. 31, 2017	Jan. 02, 2018	Dec. 11, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Estimated fair value of debt				$ 8,466,000,000			$ 303,000,000
GE Transaction Agreement
Line of Credit Facility [Line Items]
Business acquisition, step-up adjustment				$ 364,000,000
Senior Notes | 2.773% Senior Notes due December 2022
Line of Credit Facility [Line Items]
Stated interest rate				2.773%
Senior Notes | 3.337% Senior Notes due December 2027
Line of Credit Facility [Line Items]
Stated interest rate				3.337%
Senior Notes | 4.080% Senior Notes due December 2047
Line of Credit Facility [Line Items]
Stated interest rate				4.08%
Senior Notes | 6.875% Notes due January 2029
Line of Credit Facility [Line Items]
Stated interest rate				6.875%
BHGE LLC | 2017 Credit Agreement
Line of Credit Facility [Line Items]
Commercial paper, available for issuance	$ 3,000,000,000
BHGE LLC | 2017 Credit Agreement | Revolving credit facility
Line of Credit Facility [Line Items]
Debt instrument, term		5 years
Line of credit facility, maximum borrowing capacity		$ 3,000,000,000
BHGE LLC | Commercial Paper | 2017 Credit Agreement
Line of Credit Facility [Line Items]
Debt instrument, term	397 days
BHGE LLC | Senior Notes
Line of Credit Facility [Line Items]
Debt issuance costs						$ 26,000,000
BHGE LLC | Senior Notes | 2.773% Senior Notes due December 2022
Line of Credit Facility [Line Items]
Stated interest rate						2.773%
BHGE LLC | Senior Notes | 3.337% Senior Notes due December 2027
Line of Credit Facility [Line Items]
Debt instrument, principal						$ 1,350,000,000
Stated interest rate						3.337%
BHGE LLC | Senior Notes | 4.080% Senior Notes due December 2047
Line of Credit Facility [Line Items]
Debt instrument, principal						$ 1,350,000,000
Stated interest rate						4.08%
Subsequent event | BHGE LLC | Senior Notes
Line of Credit Facility [Line Items]
Debt instrument, principal					$ 3,950,000,000
Baker Hughes Co-Obligor, Inc. | BHGE LLC
Line of Credit Facility [Line Items]
Ownership percentage				100.00%
Private Placement [Member] | BHGE LLC | Senior Notes
Line of Credit Facility [Line Items]
Debt instrument, principal						$ 3,950,000,000
Debt instrument, repurchase amount				$ 793,000,000
Private Placement [Member] | BHGE LLC | Senior Notes | 2.773% Senior Notes due December 2022
Line of Credit Facility [Line Items]
Debt instrument, principal						1,250,000,000
Private Placement [Member] | BHGE LLC | Senior Notes | 6.875% Senior Notes Due 2018
Line of Credit Facility [Line Items]
Debt instrument, principal				$ 82,000,000
Stated interest rate				7.50%
Private Placement [Member] | BHGE LLC | Senior Notes | 6.0% Senior Notes Due 2018
Line of Credit Facility [Line Items]
Debt instrument, principal				$ 25,000,000
Stated interest rate				6.00%
Private Placement [Member] | BHGE LLC | Senior Notes | 8.55% Debentures due June 2024
Line of Credit Facility [Line Items]
Debt instrument, principal				$ 6,000,000
Stated interest rate				8.55%
Private Placement [Member] | BHGE LLC | Senior Notes | 6.875% Notes due January 2029
Line of Credit Facility [Line Items]
Debt instrument, principal				$ 62,000,000
Stated interest rate				6.875%
Private Placement [Member] | Subsequent event | BHGE LLC | Senior Notes | Senior Notes Due 2018
Line of Credit Facility [Line Items]
Payments for purchase of debts			$ 615,000,000
Private Placement [Member] | Subsequent event | BHGE LLC | Senior Notes | 6.875% Notes due January 2029
Line of Credit Facility [Line Items]
Stated interest rate			6.875%
Payments for purchase of debts			$ 3,000,000
Private Placement [Member] | Baker Hughes Co-Obligor, Inc. | BHGE LLC | Senior Notes
Line of Credit Facility [Line Items]
Debt instrument, principal						$ 3,950,000,000